Deferred Initial Public Offering (“IPO”) Costs - Schedule of Deferred Initial Public Offering (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Deferred Initial Public Offering [Abstract]
Legal Fee		$ 427,226
Accounting and other fees		323,135
Total		$ 750,361